Operating Leases - Schedule of Operating Lease Right and Lease Liability (Details) - USD ($)	9 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Leases [Abstract]
Gross lease payable		$ 264,382
Less: imputed interest		(23,664)
Initial recognition as of April 1, 2019		240,718
Initial recognition, operating lease right of use asset
Effect of translation exchange	(441)
Accumulated amortisation	(36,876)
Ending balance, operating lease right of use asset	203,401
Initial recognition, operating lease right and lease liability	240,718
Effect of translation exchange	(441)
Less: gross repayment	(43,983)
less: imputed interest	7,107
Ending balance, operating lease right and lease liability	203,401
Less: lease liability, current	(51,062)
Lease liability, non-current	$ 152,339